INCOME TAXES (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Income Tax Disclosure [Abstract]
SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

The reconciliation of income taxes computed at the PRC statutory tax rate applicable to the PRC, to income tax expenses are as follows:

	Three months ended		Nine months ended
	December 31,		December 31,
	2021	2020	2021	2020
PRC statutory tax rate	25%	25%	25%	25%
Computed expected benefits (expense)	3,457	(71,949)	35,120	(884,253)
Temporary differences	(30,951)	29,440	(87,797)	629,954
Permanent difference	1,444	6,640	1,691	131,595
Changes in valuation allowance	28,259	51,654	68,879	145,900
Income tax expense	$2,209	$(15,784)	17,893	23,196

The reconciliation of income taxes computed at the PRC federal statutory tax rate applicable to the PRC, to income tax expenses are as follows:

	2021	2020
PRC statutory tax rate	25%	25%
Computed expected benefits	$(891,076)	$(241,137)
Temporary differences	(50,911)	(15,205)
Permanent difference	56,227	3,732
Changes in valuation allowance	911,627	268,680
Reported income tax expense	$25,867	$16,070